PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)
1
Voya Large Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Communication Services : 7.0%
76,505
Activision Blizzard, Inc.
$ 7,163,163
1.4
1,313,149
AT&T, Inc.
19,723,498
4.0
284,506
(1)
Pinterest, Inc. - Class A
7,690,197
1.6
34,576,858
7.0
Consumer Discretionary : 3.3%
90,609  Las Vegas Sands
Corp.
4,153,516
0.8
28,765
McDonald's Corp.
7,577,852
1.5
12,296
(1)
Ulta Beauty, Inc.
4,911,637
1.0
16,643,005
3.3
Consumer Staples : 9.7%
300,826
Kenvue, Inc.
6,040,586
1.2
292,534
Kraft Heinz Co.
9,840,844
2.0
185,315  Mondelez International,
Inc. - Class A
12,860,861
2.6
209,640  Philip Morris
International, Inc.
19,408,471
3.9
48,150,762
9.7
Energy : 8.8%
243,059
BP PLC, ADR
9,411,245
1.9
63,484
(2)
Chesapeake Energy
Corp.
5,474,225
1.1
83,659
ConocoPhillips
10,022,348
2.0
64,013
EOG Resources, Inc.
8,114,288
1.6
76,151
Valero Energy Corp.
10,791,358
2.2
43,813,464
8.8
Financials : 19.6%
126,786  Apollo Global
Management, Inc.
11,380,311
2.3
56,480  Arthur J Gallagher &
Co.
12,873,486
2.6
588,025
Bank of America Corp.
16,100,125
3.2
331,064  Bank of New York
Mellon Corp.
14,119,880
2.8
376,505  Equitable Holdings,
Inc.
10,688,977
2.2
167,917  Hartford Financial
Services Group, Inc.
11,906,994
2.4
136,207  Intercontinental
Exchange, Inc.
14,985,494
3.0
181,419
Truist Financial Corp.
5,190,398
1.1
97,245,665
19.6
Foreign Stock : —%
440,822
(3)
Prime AET&D Holdings
No 1
—
—
Health Care : 17.7%
99,668
Abbott Laboratories
9,652,846
2.0
60,609
Alcon, Inc.
4,670,529
1.0
105,247
(1)
Boston Scientific Corp.
5,557,042
1.1
130,983  Bristol-Myers Squibb
Co.
7,602,253
1.5
45,012
Cigna Group
12,876,583
2.6
22,590
HCA Healthcare, Inc.
5,556,688
1.1
87,972
Johnson & Johnson
13,701,639
2.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,867
McKesson Corp.
$ 6,030,065
1.2
40,635
Quest Diagnostics, Inc.
4,951,781
1.0
13,104  Thermo Fisher
Scientific, Inc.
6,632,852
1.3
26,182  Universal Health
Services, Inc. - Class B
3,291,863
0.7
20,490
(1)
Vertex
Pharmaceuticals, Inc.
7,125,193
1.4
87,649,334
17.7
Industrials : 9.9%
47,121  Booz Allen Hamilton
Holding Corp.
5,148,912
1.0
148,878
(1)
Copart, Inc.
6,415,153
1.3
93,290
Emerson Electric Co.
9,009,015
1.8
206,258  Howmet Aerospace,
Inc.
9,539,432
1.9
96,685
Ingersoll Rand, Inc.
6,160,768
1.3
18,138
Parker-Hannifin Corp.
7,065,114
1.4
14,824
(1)
Saia, Inc.
5,909,588
1.2
49,247,982
9.9
Information Technology : 9.3%
52,295
(1)
Advanced Micro
Devices, Inc.
5,376,972
1.1
1,806  Constellation Software,
Inc./Canada
3,728,438
0.8
66,821  Dolby Laboratories,
Inc. - Class A
5,296,232
1.1
127,059  Micron Technology,
Inc.
8,643,824
1.7
13,106
Paycom Software, Inc.
3,397,993
0.7
19,504  Roper Technologies,
Inc.
9,445,397
1.9
30,253
(1)
Salesforce, Inc.
6,134,703
1.2
48,539  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
4,218,039
0.8
46,241,598
9.3
Materials : 5.1%
23,974  Air Products and
Chemicals, Inc.
6,794,232
1.4
108,581
Alcoa Corp.
3,155,364
0.6
69,230  CF Industries
Holdings, Inc.
5,935,780
1.2
59,859
Crown Holdings, Inc.
5,296,324
1.1
14,926  Reliance Steel &
Aluminum Co.
3,914,045
0.8
25,095,745
5.1
Real Estate : 4.0%
55,579
Prologis, Inc.
6,236,520
1.3
41,845  Ryman Hospitality
Properties, Inc.
3,484,852
0.7
122,296
Welltower, Inc.
10,018,488
2.0
19,739,860
4.0
Utilities : 5.0%
53,664
DTE Energy Co.
5,327,762
1.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Large Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
193,865
NextEra Energy, Inc.
$ 11,106,526
2.2
148,527  Public Service
Enterprise Group, Inc.
8,452,671
1.7
24,886,959
5.0
Total Common Stock
(Cost $484,875,219)
493,291,232
99.4
CORPORATE BONDS/NOTES : —%
Financial : —%
1,216,000
(3)
Tropicana
Entertainment LLC
/ Tropicana Finance
Corp., 9.625%,
12/15/2014 —
—
Total Corporate Bonds/
Notes
(Cost $787,908)
—
—
OTHER
(4)
: 0.0%
Corporate Bond : 0.0%
1,685,000
(1)(3)(5)
Samson Investment
Co.
—
0.0
Total Other
(Cost $30,842)
—
0.0
RIGHT : 0.0%
Information Technology: 0.0%
1,823
(1)
Constellation Software,
Inc./Canada
7
0.0
Total Right
(Cost $—)
7
0.0
WARRANTS : —%
Information Technology : —%
1,823
(3)
Constellation Software,
Inc./Canada
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $485,693,969)
493,291,239
99.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.5%
Repurchase Agreements : 1.1%
1,304,638
(6)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,305,216,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$1,330,731, due
08/01/28-07/01/53)
$ 1,304,638
0.2
1,331,263
(6)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,331,843,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,357,888, due
08/05/25-05/20/72)
1,331,263
0.3
285,218
(6)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $285,343,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $290,940, due
01/31/24-10/01/53)
285,218
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Large Cap Value Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,317,950
(6)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,318,527,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,344,309, due
10/31/23-02/15/53)
$ 1,317,950
0.3
1,331,263
(6)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,331,847,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,357,888, due
10/02/23)
1,331,263
0.3
Total Repurchase
Agreements
(Cost $5,570,332)
5,570,332
1.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.4%
1,998,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $1,998,000) $ 1,998,000 0.4
Total Short-Term
Investments
(Cost $7,568,332)
7,568,332
1.5
Total Investments in
Securities
(Cost $493,262,301) $ 500,859,571 100.9
Liabilities in Excess
of Other Assets (4,704,047) (0.9)
Net Assets $ 496,155,524 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Large Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 493,291,232 $ — $ — $ 493,291,232
Right 7 — — 7
Short-Term Investments 1,998,000 5,570,332 — 7,568,332
Total Investments, at fair value $ 495,289,239 $ 5,570,332 $ — $ 500,859,571
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At September 30, 2023, Voya Large Cap Value Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Samson Investment Co. 6/28/2017 $ 30,842 $ —
$ 30,842 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 41,359,720
Gross Unrealized Depreciation (33,762,450)
Net Unrealized Appreciation $ 7,597,270